UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                    --------

                                   FORM N-CSR
                                    --------

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  INVESTMENT COMPANY ACT FILE NUMBER 811-21061

                AETOS CAPITAL MULTI-STRATEGY ARBITRAGE FUND, LLC
               (Exact name of registrant as specified in charter)
                                    --------


                             c/o Aetos Capital, LLC
                                875 Third Avenue
                               New York, NY 10022
               (Address of principal executive offices) (Zip code)

                                 Harold Schaaff
                               Aetos Capital, LLC
                               New York, NY 10022
                     (Name and address of agent for service)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 1-212-201-2500

                       DATE OF FISCAL YEAR END: JANUARY 31

                   DATE OF REPORTING PERIOD: JANUARY 31, 2009

ITEM 1.    REPORTS TO STOCKHOLDERS.


AETOS CAPITAL MULTI-STRATEGY ARBITRAGE FUND, LLC

AETOS CAPITAL DISTRESSED INVESTMENT STRATEGIES FUND, LLC

AETOS CAPITAL LONG/SHORT STRATEGIES FUND, LLC

AETOS CAPITAL OPPORTUNITIES FUND, LLC

Financial Statements

January 31, 2009

                                TABLE OF CONTENTS

Fund Commentaries..........................................................    1
Report of Independent Registered Public Accounting Firm....................    5
Schedules of Investments...................................................    6
Statements of Assets and Liabilities.......................................   11
Statements of Operations...................................................   12
Statements of Changes in Members' Capital..................................   13
Statements of Cash Flows...................................................   15
Financial Highlights.......................................................   16
Notes to Financial Statements..............................................   20
Managers and Officers of the Fund..........................................   32
Approval of Fund Merger....................................................   33

The Funds file their complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q within sixty days after the end of each period. The Funds' Forms N-Q are available on the Commission's web site at http://www.sec.gov, and may be reviewed and copied at the Commission's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities, as well as information relating to how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available (i) without charge, upon request, by calling 1-212-201-2500; and (ii) on the Commission's website at http://www.sec.gov.

                Aetos Capital Multi-Strategy Arbitrage Fund, LLC

                                 Fund Commentary
                       For the year ended January 31, 2009
                                   (Unaudited)

The Aetos Capital Multi-Strategy Arbitrage Fund, LLC (the "Fund") allocates its assets among a select group of portfolio managers that utilize a variety of arbitrage strategies while seeking to produce an attractive absolute return on invested capital, largely independent of the various benchmarks associated with traditional asset classes.

The Fund includes allocations to event arbitrage and fixed income arbitrage managers. Event arbitrage managers seek to identify mispricings in securities that will be resolved through an anticipated event. Events can include mergers, acquisitions, spinoffs, recapitalizations and bankruptcy (either entering into bankruptcy or emerging from it). Skills required include the ability to analyze the relative value of the securities involved and the probability of the event taking place in a timely manner. Fixed income arbitrage managers seek to identify discrepancies in the prices of securities that are very closely related and arbitrage that discrepancy.

For the year ended January 31, 2009, the Fund had a total return of -20.29%.(1) For the period from commencement of investment activities on September 1, 2002 through January 31, 2009, the Fund had an average annual total return of 1.78%.

Our Multi-Strategy Arbitrage Fund suffered the most of our funds during 2008, largely reflective of its managers' role as liquidity suppliers to markets and the severity with which traditional relationships became dislocated. Losses were suffered overwhelmingly in the last four months of the year. More than other strategies, these managers were affected by the forced liquidations of their peers.

For our event-driven managers, losses were related primarily to the global pullback in corporate activity. Merger arbitrage and equity restructuring situations saw their timelines pushed out or canceled altogether amid a dearth of financing and rapidly shrinking revenue projections. In general, these event-driven managers have shifted their focus from equity to credit investments.

Our fixed income and convertible arbitrage managers suffered greatly during 2008 as de-leveraging and liquidations ricocheted among corporations, banks and investors. In particular, convertible arbitrage investors were impacted as hedge funds, who have increasingly become the principal holders (on a leveraged basis) of these securities, substantially de-levered during this period. Fortunately, our exposure to convertible arbitrage was limited to a single manager.

The root of these fixed income dislocations is an unprecedented global de-leveraging combined with a mentality of extreme conservatism by banks and investors. We are monitoring these situations closely and we believe the prospects for future returns are attractive.

----------
(1) Returns are net of expenses and fees incurred at the Fund level and do not reflect Program fees.

            Aetos Capital Distressed Investment Strategies Fund, LLC

                                 Fund Commentary
                       For the year ended January 31, 2009
                                   (Unaudited)

The Aetos Capital Distressed Investment Strategies Fund, LLC (the "Fund") allocates its assets among a select group of portfolio managers across a variety of distressed investment strategies while seeking to produce an attractive absolute return on invested capital, largely independent of the various benchmarks associated with traditional asset classes.

The Fund allocates to investment managers that buy the securities (generally bonds and bank loans) of companies that are in bankruptcy or in danger of bankruptcy. These managers are able to buy these securities at a discount to their eventual value because traditional fixed income portfolio managers who bought the bonds or banks that made the loans may not want to or be able to own them once they are in default. The sellers may also not have the expertise and patience to go through a lengthy restructuring process. Distressed investing involves credit analysis, legal expertise and (often) negotiating ability, as the portfolio manager must estimate the value of the claims he is buying, the likely timing and resolution of the bankruptcy process and also may be called upon to reach agreements with other claimants in order to speed the process.

For the year ended January 31, 2009, the Fund had a total return of -8.57%.(1) For the period from commencement of investment activities on September 1, 2002 through January 31, 2009, the Fund had an average annual total return of 8.19%.

Despite maintaining a cautious approach to the credit markets in 2008, holding high levels of cash and focusing on the most senior parts of the capital structure, many of our distressed managers suffered meaningful losses. Although it is not a consolation, this disappointing performance occurred during the worst year for credit investments in several generations. For the year, high yield debt fell 26.4% while leveraged loans actually fell even more despite being higher in the capital structure. We believe this odd result, like many in 2008, can be chalked up to technical market factors, which led to particularly severe selling pressures in the loan market.

In general, though, our managers have remained cautious and continue to maintain sizeable cash balances with the view that 2009 should provide a number of opportunities in the area of traditional corporate distressed investments. We see an attractive environment for distressed investing shaping up with a breadth and depth that is comparable to, or may be even more attractive than, the opportunities presented during the utilities/telecom bust of 2002. As evidence, Moody's currently projects a speculative default rate of 15.3% by year-end 2009, up from 4.0% at the end of 2008 and exceeding the peak levels from the prior two cycles (1991, 2002). Although we expect the opportunity set to be greater, we believe this cycle is likely to play out over a longer period of time given the bleaker economic environment.

----------
(1) Returns are net of expenses and fees incurred at the Fund level and do not reflect Program fees. The returns also reflect Fund level expenses that have been waived and/or reimbursed by the Investment Manager. Returns would have been lower without such waivers and reimbursements.

                  Aetos Capital Long/Short Strategies Fund, LLC

                                 Fund Commentary
                       For the year ended January 31, 2009
                                   (Unaudited)

The Aetos Capital Long/Short Strategies Fund, LLC (the "Fund") allocates its assets among a select group of portfolio managers across a variety of long/short strategies while seeking to produce an attractive absolute return on invested capital, largely independent of the various benchmarks associated with traditional asset classes. The Fund is composed of managers that operate long-biased portfolios of stocks, usually based on bottom-up equity research. These portfolios generally vary from 20% to 40% net long.

For the year ended January 31, 2009, the Fund had a total return of -9.33%.(1) For the period from commencement of investment activities on September 1, 2002 through January 31, 2009, the Fund had an average annual total return of 5.15%.

For our long/short managers, the year can be divided into everything that happened before the failure of Lehman Brothers on September 15th and everything that happened afterwards. The first period was marked by turmoil, such as the near-failure of Bear Stearns in March, but equity markets still behaved relatively normally. The post-Lehman Brothers period was one of outright panic in the markets as technical movements drove stocks, rewarding managers with thematic plays and failing to differentiate between names on a fundamental basis as longs and shorts often moved roughly in concert. This environment did not set up well for our managers, who follow a research-intensive approach to company selection.

During the twelve-month period, the majority of gains were realized on the short side, with many managers benefiting from weakness in financials, consumer discretionary and housing-related companies. Losses on the long side were largest in the energy sector, where managers were caught off guard by the dramatic and rapid fall in commodity prices beginning in July. Two themes that worked well on the long side were post-secondary education and healthcare, as enrollment data accelerated significantly over the year and large, cash-rich pharmaceutical companies held up better during the flight to safety that occurred beginning in September.

As we have written in the past, we are not sanguine on the prospects for the broader equity markets. Even though the S&P 500 has fallen over 50% (inflation adjusted) since 2000, its Shiller P/E ratio is close to the long-term median and we expect earnings will be under significant pressure in 2009.

----------
(1) Returns are net of expenses and fees incurred at the Fund level and do not reflect Program fees.

                      Aetos Capital Opportunities Fund, LLC

                                 Fund Commentary
                       For the year ended January 31, 2009
                                   (Unaudited)

The Aetos Capital Opportunities Fund, LLC (the "Fund") allocates its assets among a select group of portfolio managers across a variety of opportunistic strategies while seeking to produce an attractive absolute return on invested capital, largely independent of the various benchmarks associated with traditional asset classes. The Fund is composed of managers that operate smaller-sized, more idiosyncratic portfolios employing directional strategies or focusing on particular markets or sectors.

For the year ended January 31, 2009, the Fund had a total return of -9.03%.(1) For the period from commencement of investment activities on May 27, 2005 through January 31, 2009, the Fund had an average annual total return of 1.29%.

Losses were incurred this year primarily due to the Fund's exposure to higher beta managers, in particular those with energy sector investments and investments in emerging Asian economies. We were disappointed that these managers' stock selection did not provide more insulation from falling equity markets as technical selling pressures often overwhelmed the company-specific fundamentals. These negative returns were offset somewhat by two managers who performed very well for 2008, each up more than 25%. One manager was focused on shorting credit and benefited from the historic widening of credit spreads. The other manager was long high quality stocks and short low quality stocks and saw large gains in the fourth quarter as a flight to quality phenomenon occurred in U.S. equities. We selected these investments with the view that they would serve as tactical hedges to the portfolio and were pleased that they provided some offset to an otherwise difficult year for our Opportunities Fund managers.

----------
(1) Returns are net of expenses and fees incurred at the Fund level and do not reflect Program fees.

[PRICEWATERHOUSECOOPERS LOGO OMITTED]
--------------------------------------------------------------------------------

                                            PRICEWATERHOUSECOOPERS LLP
                                            PricewaterhouseCoopers Center
                                            300 Madison Avenue
                                            New York NY 10017
                                            Telephone (646) 471 3000
                                            Facsimile (813) 286 6000


             Report of Independent Registered Public Accounting Firm


To the Board of Managers and Members of the Aetos Capital Funds:

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations, changes in members' capital and of cash flows and the financial highlights present fairly, in all material respects, the financial position of Aetos Capital Multi-Strategy Arbitrage Fund, LLC, Aetos Capital Distressed Investment Strategies Fund, LLC, Aetos Capital Long/Short Strategies Fund, LLC and Aetos Capital Opportunities Fund, LLC (hereafter referred to as the "Funds") at January 31, 2009, the results of each of their operations and cash flows for the year then ended, the changes in each of their members' capital for each of the two years in the period then ended and the financial highlights for the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Funds' management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of the underlying portfolio funds at January 31, 2009, provide a reasonable basis for our opinion.

As explained in Note 2, the financial statements include investments held by Aetos Capital Multi-Strategy Arbitrage Fund, LLC, Aetos Capital Distressed Investment Strategies Fund, LLC, Aetos Capital Long/Short Strategies Fund, LLC and Aetos Capital Opportunities Fund, LLC valued at $311,411,619 (80.1% of the Fund's members' capital), $201,571,304 (57.0% of the Fund's members' capital), $619,393,827 (70.1% of the Fund's members' capital), and $92,107,880 (62.3% of the Fund's members' capital) respectively, at January 31, 2009, the values of which have been estimated by the Investment Manager, under general supervision of the Board of Managers, in the absence of readily ascertainable market values. Those estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and the difference could be material.


/s/ PricewaterhouseCoopers LLP

April 1, 2009

                Aetos Capital Multi-Strategy Arbitrage Fund, LLC
                             Schedule of Investments
                                January 31, 2009

               INVESTMENT STRATEGY AS A PERCENTAGE OF INVESTMENTS

                                   (PIE CHART)

Convertible Arbitrage             8.57%
Quantitaive Asset Allocation     13.05%
Credit Strategies                 1.10%
Fixed Income Arbitrage           27.44%
Multi-Strategy/Event Arbitrage   49.84%

                                                                          % OF MEMBERS'
PORTFOLIO FUND NAME                             COST           VALUE         CAPITAL*
-------------------                         ------------   ------------   -------------
Davidson Kempner Partners                   $ 40,543,694   $ 47,929,224       12.33%
Farallon Capital Offshore Investors, Inc.     53,172,893     39,039,000       10.04
FFIP, L.P.                                    46,630,000     47,076,026       12.11
GMO Mean Reversion Fund                       40,692,369     40,654,103       10.46
HBK Fund L.P.(2)                              30,115,137     23,201,544        5.97
Ishin Fund, LLC                               35,361,920     26,674,325        6.86
Lazard Emerging Income, L.P.                  11,961,171     12,945,957        3.33
Oceanwood Global Opportunities Fund L.P.      55,000,000     43,248,040       11.13
Parsec Trading Corp.                          42,555,466     25,442,194        6.55
Pequot Short Credit Fund, L.P.(1)              6,593,968      3,409,105        0.88
Sowood Alpha Fund, L.P.(1)                     3,453,270      1,792,101        0.46
                                            ------------   ------------       -----
   Total                                    $366,079,888   $311,411,619       80.12%
                                            ============   ============       =====

*Percentages are based on Members' Capital of $388,682,620 (comprised of $311,411,619 of investments in Portfolio Funds, $80,664,141 of cash and $3,393,140 of net liabilities.)
(1)Portfolio Fund in liquidation.
(2)Portfolio Fund has established restrictions on the ability to fully receive proceeds from redemptions through the application of a redemption restriction or "gate."

The aggregate cost of investments for tax purposes was $403,454,611. Net unrealized depreciation on investments for tax purposes was $92,042,992 consisting of $850,547 of gross unrealized appreciation and $92,893,539 of gross unrealized depreciation.

The investments in Portfolio Funds shown above, representing 80.12% of Members' Capital, have been fair valued.

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

            Aetos Capital Distressed Investment Strategies Fund, LLC
                             Schedule of Investments
                                January 31, 2009

               INVESTMENT STRATEGY AS A PERCENTAGE OF INVESTMENTS

                                   (PIE CHART)

Distressed Investments   100.00%

                                                                 % OF MEMBERS'
PORTFOLIO FUND NAME                    COST           VALUE         CAPITAL*
-------------------                ------------   ------------   -------------
Anchorage Capital Partners, L.P.   $ 30,000,000   $ 26,527,332        7.50%
Aurelius Capital Partners, L.P.      55,500,000     55,634,324       15.73
King Street Capital, L.P.            51,050,000     63,272,647       17.89
One East Partners, L.P.              12,121,633      5,032,159        1.42
Silver Point Capital Fund, L.P.      51,100,000     41,719,049       11.80
Watershed Capital Partners, L.P.     11,050,000      9,385,793        2.65
                                   ------------   ------------       -----
   Total                           $210,821,633   $201,571,304       56.99%
                                   ============   ============       =====

*Percentages are based on Members' Capital of $353,674,060 (comprised of $201,571,304 of investments in Portfolio Funds, $152,053,067 of cash and $49,689 of net assets.)

The aggregate cost of investments for tax purposes was $229,808,479. Net unrealized depreciation on investments for tax purposes was $28,237,175 consisting of $7,564,736 of gross unrealized appreciation and $35,801,911 of gross unrealized depreciation.

The investments in Portfolio Funds shown above, representing 56.99% of Members' Capital, have been fair valued.

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                  Aetos Capital Long/Short Strategies Fund, LLC
                             Schedule of Investments
                                January 31, 2009

               INVESTMENT STRATEGY AS A PERCENTAGE OF INVESTMENTS

                                   (PIE CHART)

Long/Short Equity Investments   89.90%
Short Equity Investments        10.10%

                                                                        % OF MEMBERS'
PORTFOLIO FUND NAME                           COST           VALUE         CAPITAL*
-------------------                       ------------   ------------   -------------
Bay Pond Partners, L.P.                   $ 23,626,705   $ 41,260,486       4.67%
Bay Resource Partners, L.P.                 28,094,709     29,160,000       3.30
Bay II Resource Partners, L.P.              13,000,000      9,581,000       1.08
Bravura 99 Fund, L.P.                       37,022,437     33,073,017       3.74
Cadian Fund LP                              45,000,000     41,442,853       4.69
Cadmus Capital Partners (QP), L.P.(1)        4,542,459      2,374,811       0.27
Cantillon World, L.P.                       71,324,400     75,685,491       8.56
Conatus Capital Partners LP                 17,500,000     14,439,800       1.63
Copper River Partners, L.P(.1)              20,268,045      9,478,477       1.07
The Elkhorn Fund, LLC                       67,854,685     58,762,461       6.65
Highside Capital Partners, L.P.             31,063,150     41,627,787       4.71
Icarus Qualified Partners, L.P.             26,000,000     53,069,105       6.01
Joho Partners, L.P.                         10,000,000     10,131,041       1.15
Millgate Partners II, L.P.                  22,000,000     23,500,546       2.66
North River Partners, L.P.                  45,650,000     56,074,858       6.35

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                  Aetos Capital Long/Short Strategies Fund, LLC
                       Schedule of Investments (Concluded)
                                January 31, 2009

                                                                        % OF MEMBERS'
PORTFOLIO FUND NAME                           COST           VALUE         CAPITAL*
-------------------                       ------------   ------------   -------------
ValueAct Capital Partners III, L.P.(1)    $ 38,734,580   $ 22,567,250       2.55%
Viking Global Equities, L.P.                48,460,934     80,408,069       9.10
Woodbourne Daybreak Global Fund L.P.(1)     40,687,942     16,756,775       1.90
                                          ------------   ------------      -----
   Total                                  $590,830,046   $619,393,827      70.09%
                                          ============   ============      =====

*Percentages are based on Members' Capital of $883,773,787 (comprised of $619,393,827 of investments in Portfolio Funds, $269,724,323 of cash and $5,344,363 of net liabilities.)
(1)  Portfolio Fund in liquidation.

The aggregate cost of investments for tax purposes was $656,517,475. Net unrealized depreciation on investments for tax purposes was $37,123,648 consisting of $65,211,520 of gross unrealized appreciation and $102,335,168 of gross unrealized depreciation.

The investments in Portfolio Funds shown above, representing 70.09% of Members' Capital, have been fair valued.

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                      Aetos Capital Opportunities Fund, LLC
                             Schedule of Investments
                                January 31, 2009

               INVESTMENT STRATEGY AS A PERCENTAGE OF INVESTMENTS

                                   (PIE CHART)

Credit Related                   2.01%
Event-Driven                     6.41%
Long/Short Equity Investments   77.95%
Real Assets                     13.63%

                                                                                   % OF MEMBERS'
PORTFOLIO FUND NAME                                        COST         VALUE         CAPITAL*
-------------------                                    -----------   -----------   -------------
Davidson Kempner Healthcare Fund L.P.(1)               $ 1,270,000   $   943,679        0.64%
GMO U.S. Tactical Opportunities Fund (Onshore), L.P.    21,500,000    31,089,255       21.04
Joho Partners, L.P.                                     19,000,000    24,502,689       16.58
Pequot Short Credit Fund, L.P.(1)                        1,391,933     1,850,706        1.25
Samlyn Partners, L.P.                                    7,000,000     7,260,149        4.92
Sansar Capital, L.P.                                    15,912,604     7,796,673        5.28
Sansar Capital Holdings, Ltd.                              210,444       208,262        0.14
Sheffield Institutional Partners, L.P.                   6,408,749     5,900,632        3.99
Spindrift Partners, L.P.                                18,000,000    12,555,835        8.50
                                                       -----------   -----------       -----
    Total                                              $90,693,730   $92,107,880       62.34%
                                                       ===========   ===========       =====

*Percentages are based on Members' Capital of $147,752,744 (comprised of $92,107,880 of investments in Portfolio Funds, $56,809,381 of cash and $1,164,517 of net liabilities.)
(1)  Portfolio Fund in liquidation.

The aggregate cost of investments for tax purposes was $99,879,064. Net unrealized depreciation on investments for tax purposes was $7,771,184 consisting of $13,034,574 of gross unrealized appreciation and $20,805,758 of gross unrealized depreciation.

The investments in Portfolio Funds shown above, representing 62.34% of Members' Capital, have been fair valued.

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                      Statements of Assets and Liabilities

                                January 31, 2009

                                                            AETOS CAPITAL
                                            AETOS CAPITAL     DISTRESSED    AETOS CAPITAL
                                           MULTI-STRATEGY     INVESTMENT      LONG/SHORT    AETOS CAPITAL
                                              ARBITRAGE       STRATEGIES      STRATEGIES    OPPORTUNITIES
                                              FUND, LLC       FUND, LLC       FUND, LLC       FUND, LLC
                                           --------------   -------------   -------------   -------------
ASSETS
Investments in Portfolio Funds, at cost     $366,079,888     $210,821,633    $590,830,046    $ 90,693,730
                                            ------------     ------------    ------------    ------------
Investments in Portfolio Funds, at value    $311,411,619     $201,571,304    $619,393,827    $ 92,107,880
Cash and cash equivalents                     80,664,141      152,053,067     269,724,323      56,809,381
Receivable for sale of investments             4,524,590        1,536,089       6,641,780              --
Accrued income                                    46,928          110,039         198,811          42,360
Prepaid tax withholding                               --               --              --             918
                                            ------------     ------------    ------------    ------------
   Total assets                              396,647,278      355,270,499     895,958,741     148,960,539
                                            ------------     ------------    ------------    ------------

LIABILITIES
Redemptions of Interests payable               7,107,042        1,081,509      11,139,579         950,538
Investment management fees payable               247,066          224,813         561,771          93,919
Administration fees payable                      132,278          107,449         273,743          50,600
Board of Managers' fees payable                    8,556            8,556           8,556           8,556
Other accrued expenses                           469,716          174,112         201,305         104,182
                                            ------------     ------------    ------------    ------------
   Total liabilities                           7,964,658        1,596,439      12,184,954       1,207,795
                                            ------------     ------------    ------------    ------------

   NET MEMBERS' CAPITAL                     $388,682,620     $353,674,060    $883,773,787    $147,752,744
                                            ============     ============    ============    ============

MEMBERS' CAPITAL
Net capital                                 $443,350,889     $362,924,389    $855,210,006    $146,338,594
Net unrealized
   appreciation/(depreciation) on
   investments in Portfolio Funds            (54,668,269)      (9,250,329)     28,563,781       1,414,150
                                            ------------     ------------    ------------    ------------
   Members' Capital                         $388,682,620     $353,674,060    $883,773,787    $147,752,744
                                            ============     ============    ============    ============

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            Statements of Operations

                       For the year ended January 31, 2009

                                                            AETOS CAPITAL
                                            AETOS CAPITAL     DISTRESSED    AETOS CAPITAL
                                           MULTI-STRATEGY     INVESTMENT      LONG/SHORT    AETOS CAPITAL
                                              ARBITRAGE       STRATEGIES      STRATEGIES    OPPORTUNITIES
                                              FUND, LLC        FUND, LLC      FUND, LLC        FUND, LLC
                                           --------------   -------------   -------------   -------------
Investment income:
   Interest                                $     819,013    $  2,011,392    $   2,474,557   $    932,373
                                           -------------    ------------    -------------   ------------

Expenses:
   Investment management fees                  3,580,880       2,174,501        7,381,497      1,304,811
   Administration fees                           444,282         250,145          883,044        160,239
   Board of Managers' fees                        29,091          29,091           29,091         29,091
   Professional fees                             534,902         328,567          259,645        194,388
   Custodian fees                                 50,800          31,947          101,456         20,408
   Registration fees                              17,856          13,711           36,520         14,366
   Printing fees                                  11,988           5,694            5,694          5,694
   Other expenses                                  8,987          15,859           13,330         11,633
                                           -------------    ------------    -------------   ------------
      Total expenses                           4,678,786       2,849,515        8,710,277      1,740,630
      Fund expenses reimbursed                        --         (18,532)              --             --
                                           -------------    ------------    -------------   ------------
Net expenses                                   4,678,786       2,830,983        8,710,277      1,740,630
                                           -------------    ------------    -------------   ------------
Net investment loss                           (3,859,773)       (819,591)      (6,235,720)      (808,257)
                                           -------------    ------------    -------------   ------------

Net gain/(loss) on Portfolio Funds sold       17,381,577       3,374,415       27,893,467       (356,519)

Net change in unrealized depreciation
   on investments in Portfolio Funds        (112,321,272)    (35,597,793)    (117,075,472)   (14,392,498)
                                           -------------    ------------    -------------   ------------
Net decrease in Members' Capital
   derived from investment activities      $ (98,799,468)   $(33,042,969)   $ (95,417,725)  $(15,557,274)
                                           =============    ============    =============   ============

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                    Statements of Changes in Members' Capital

            For the years ended January 31, 2008 and January 31, 2009

                                                                                             AETOS CAPITAL DISTRESSED
                                                          AETOS CAPITAL MULTI-STRATEGY        INVESTMENT STRATEGIES
                                                               ARBITRAGE FUND, LLC                  FUND, LLC
                                                         ------------------------------   ---------------------------

                                                            2/1/08 -         2/1/07 -        2/1/08 -      2/1/07 -
                                                            1/31/09          1/31/08         1/31/09       1/31/08
                                                         ------------------------------   ---------------------------
From investment activities:
  Net investment loss                                    $  (3,859,773)    $ (3,416,864)  $   (819,591)  $   (988,204)
  Net gain/(loss) on Portfolio Funds sold                   17,381,577         (590,910)     3,374,415             --
  Net change in unrealized
    appreciation/(depreciation) on
    investments in Portfolio Funds                        (112,321,272)      (6,045,867)   (35,597,793)     6,980,993
                                                         -------------     ------------   ------------   ------------
      Net increase/(decrease) in Members' Capital
        derived from investment activities                 (98,799,468)     (10,053,641)   (33,042,969)     5,992,789
                                                         -------------     ------------   ------------   ------------

Distributions:
  Tax withholding on behalf of foreign investors            (1,253,004)        (554,995)    (1,096,210)      (827,652)
                                                         -------------     ------------   ------------   ------------
Total distributions                                         (1,253,004)        (554,995)    (1,096,210)      (827,652)
                                                         -------------     ------------   ------------   ------------

Members' Capital transactions:
  Proceeds from transfer of assets*                         46,535,603               --             --             --
  Proceeds from sales of Interests                          67,981,151      209,871,597     93,747,605     77,603,591
  Redemptions of Interests                                (143,399,567)     (85,788,723)   (23,401,469)   (30,929,329)
  Transfers of Interests                                   (56,506,622)      13,018,220    149,040,607      6,620,192
                                                         -------------     ------------   ------------   ------------
Net increase/(decrease) in Members' Capital
  derived from capital transactions                        (85,389,435)     137,101,094    219,386,743     53,294,454
                                                         -------------     ------------   ------------   ------------
Net increase/(decrease) in Members' Capital               (185,441,907)     126,492,458    185,247,564     58,459,591
Members' Capital at beginning of year                      574,124,527      447,632,069    168,426,496    109,966,905
                                                         -------------     ------------   ------------   ------------
Members' Capital at end of year                          $ 388,682,620     $574,124,527   $353,674,060   $168,426,496
                                                         =============     ============   ============   ============

*See Note 5 in Notes to Financial Statements.

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

              Statements of Changes in Members' Capital (concluded)

            For the years ended January 31, 2008 and January 31, 2009

                                                            AETOS CAPITAL LONG/SHORT             AETOS CAPITAL
                                                              STRATEGIES FUND, LLC          OPPORTUNITIES FUND, LLC
                                                        -------------------------------   ---------------------------

                                                            2/1/08 -         2/1/07 -        2/1/08 -      2/1/07 -
                                                            1/31/09          1/31/08         1/31/09       1/31/08
                                                        -------------------------------   ---------------------------
From investment activities:
  Net investment loss                                   $   (6,235,720)  $   (6,259,913)  $   (808,257)  $   (639,118)
  Net gain/(loss) on Portfolio Funds sold                   27,893,467       41,772,879       (356,519)     4,440,778
  Net change in unrealized
    appreciation/(depreciation) on
    investments in Portfolio funds                        (117,075,472)      23,804,516    (14,392,498)     7,132,951
                                                        --------------   --------------   ------------   ------------
      Net increase/(decrease) in Members' Capital
        derived from investment activities                 (95,417,725)      59,317,482    (15,557,274)    10,934,611
                                                        --------------   --------------   ------------   ------------

Distributions:
  Tax withholding on behalf of foreign investors            (2,555,363)      (1,684,374)      (560,463)      (315,560)
                                                        --------------   --------------   ------------   ------------
Total distributions                                         (2,555,363)      (1,684,374)      (560,463)      (315,560)
                                                        --------------   --------------   ------------   ------------

Members' Capital transactions:
  Proceeds from sales of Interests                         131,535,348      399,384,519     22,928,303     68,442,924
  Redemptions of Interests                                (194,799,810)    (149,063,587)   (27,369,517)   (33,195,312)
  Transfers of Interests                                     1,638,741       (2,791,398)   (18,511,397)     1,047,900
                                                        --------------   --------------   ------------   ------------
Net increase/(decrease) in Members' Capital
  derived from capital transactions                        (61,625,721)     247,529,534    (22,952,611)    36,295,512
                                                        --------------   --------------   ------------   ------------
Net increase/(decrease) in Members' Capital               (159,598,809)     305,162,642    (39,070,348)    46,914,563
Members' Capital at beginning of year                    1,043,372,596      738,209,954    186,823,092    139,908,529
                                                        --------------   --------------   ------------   ------------
Members' Capital at end of year                         $  883,773,787   $1,043,372,596   $147,752,744   $186,823,092
                                                        ==============   ==============   ============   ============

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            Statements of Cash Flows
                       For the year ended January 31, 2009

                                                                       AETOS CAPITAL
                                                       AETOS CAPITAL     DISTRESSED    AETOS CAPITAL
                                                      MULTI-STRATEGY     INVESTMENT      LONG/SHORT    AETOS CAPITAL
                                                         ARBITRAGE       STRATEGIES      STRATEGIES    OPPORTUNITIES
                                                        FUND, LLC*       FUND, LLC        FUND, LLC      FUND, LLC
                                                      --------------   -------------   -------------   -------------
CASH FLOWS USED IN OPERATING ACTIVITIES
Purchases of Portfolio Funds                          $ (24,355,466)   $(105,000,000)  $(106,346,837)  $ (7,210,444)
Sales of Portfolio Funds                                194,955,850       22,752,782     330,607,484     46,860,195
Net investment loss                                      (3,859,773)        (819,591)     (6,235,720)      (808,257)
Adjustments to reconcile net investment loss to net
   cash provided by/(used in) operating activities:
   Decrease/(increase) in accrued income                     91,188          (42,873)         66,998         42,148
   Decrease in prepaid tax withholding                           --            2,904              --             --
   Decrease/(increase) in receivable for
      sale of investments                                (3,115,013)      (1,536,089)       (880,201)    17,851,607
   Decrease in due from investment manager                       --            7,295              --             --
   Increase in redemptions of Interests payable           3,966,653          339,908       8,388,584        366,357
   Increase/(decrease) in investment
      management fees payable                              (148,457)         117,459        (103,267)       (25,161)
   Increase in administration fees payable                   29,629           80,947         116,174         21,724
   Increase/(decrease) in Board of Managers' fees
      payable                                                (5,134)           1,711           1,711          1,711
   Increase/(decrease) in other accrued expenses            100,180           46,619           3,447         (3,121)
                                                      -------------    -------------   -------------   ------------
Net cash provided by/(used in) operating activities     167,659,657      (84,048,928)    225,618,373     57,096,759
                                                      -------------    -------------   -------------   ------------

DISTRIBUTIONS
Tax withholding on behalf of foreign investors           (1,253,004)      (1,096,210)     (2,555,363)      (560,463)
                                                      -------------    -------------   -------------   ------------

CASH FLOWS FROM FINANCING ACTIVITIES
Decrease in sales of Interests received in advance         (250,000)        (100,000)       (750,000)       (75,000)
Cash received from merger activity                        5,952,897               --              --             --
Proceeds from sales of Interests                         67,981,151       93,747,605     131,535,348     22,928,303
Redemptions of Interests                               (143,399,567)     (23,401,469)   (194,799,810)   (27,369,517)
Transfers of Interests                                  (56,506,622)     149,040,607       1,638,741    (18,511,397)
                                                      -------------    -------------   -------------   ------------
Net cash provided by/(used in) financing activities    (126,222,141)     219,286,743     (62,375,721)   (23,027,611)
                                                      -------------    -------------   -------------   ------------

Net increase in cash and cash equivalents                40,184,512      134,141,605     160,687,289     33,508,685
Cash and cash equivalents, beginning of year             40,479,629       17,911,462     109,037,034     23,300,696
                                                      -------------    -------------   -------------   ------------
Cash and cash equivalents, end of year                $  80,664,141    $ 152,053,067   $ 269,724,323   $ 56,809,381
                                                      =============    =============   =============   ============

*Non-cash operating activities for the Aetos Capital Multi-Strategy Arbitrage Fund, LLC consist of assets received from Aetos Capital Market Neutral Strategies Fund, LLC (see Note 5), which was comprised of $40,692,369 of an investment in a Portfolio Fund, at value, $682,234 of receivable for sale of investments, $9,688 of interest receivable, $546,873 of redemptions of interests payable, and $254,712 of expenses payable.

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                              Financial Highlights

                                            AETOS CAPITAL MULTI-STRATEGY ARBITRAGE FUND, LLC
                                         -------------------------------------------------------

                                          2/1/08 -    2/1/07 -   2/1/06 -   2/1/05 -    2/1/04 -
                                          1/31/09     1/31/08    1/31/07    1/31/06     1/31/05
                                         ---------   ---------  ---------  ---------   ---------
Total return(1)                            (20.29)%     (1.76)%    10.36%      6.48%       2.98%

Net assets, end of year (000's)          $388,683    $574,125   $447,632   $320,267    $245,964

Ratios to average net assets:
   Expenses, before waivers and
      reimbursements (2)(3)                  0.96%       0.90%      0.95%      0.95%       1.07%
   Expenses, net of waivers and
      reimbursements (2)(3)                  0.96%       0.90%      0.95%      0.95%       1.00%
   Net investment loss, before waivers
      and reimbursements                    (0.80)%     (0.62)%    (0.75)%    (0.77)%     (0.96)%
   Net investment loss, net of waivers
      and reimbursements                    (0.80)%     (0.62)%    (0.75)%    (0.77)%     (0.89)%

Portfolio turnover rate                      5.35%      14.01%     16.80%      6.24%       0.00%

(1) Tax withholding on behalf of certain investors is treated as a reinvested distribution.

(2) Expense ratios do not reflect the Fund's proportionate share of expenses of the Portfolio Funds.

(3) The expense ratios do not include the Program fees charged separately to investors as described in Note 3 in the Notes to Financial Statements.

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                         AETOS CAPITAL DISTRESSED INVESTMENT STRATEGIES FUND, LLC
                                         ---------------------------------------------------------

                                          2/1/08 -    2/1/07 -    2/1/06 -    2/1/05 -    2/1/04 -
                                          1/31/09     1/31/08     1/31/07     1/31/06     1/31/05
                                         ---------   ---------   ---------   ---------   ---------
Total return(1)                             (8.57)%      4.32%      12.95%      8.46%      10.24%

Net assets, end of year (000's)          $353,674    $168,426    $109,967    $66,508     $45,254

Ratios to average net assets:
   Expenses, before waivers and
      reimbursements (2)(3)                  1.02%       1.03%       1.08%      1.24%       1.55%
   Expenses, net of waivers and
      reimbursements (2)(3)                  1.01%       0.99%       1.00%      1.00%       1.00%
   Net investment loss, before waivers
      and reimbursements                    (0.30)%     (0.69)%     (0.76)%    (0.88)%     (1.50)%
   Net investment loss, net of waivers
      and reimbursements                    (0.29)%     (0.65)%     (0.68)%    (0.64)%     (0.95)%

Portfolio turnover rate                     12.51%       0.00%      13.69%      0.00%       0.00%

(1) Tax withholding on behalf of certain investors is treated as a reinvested distribution.

(2) Expense ratios do not reflect the Fund's proportionate share of expenses of the Portfolio Funds.

(3) The expense ratios do not include the Program fees charged separately to investors as described in Note 3 in the Notes to Financial Statements.

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                               AETOS CAPITAL LONG/SHORT STRATEGIES FUND, LLC
                                         ---------------------------------------------------------

                                          2/1/08 -     2/1/07 -    2/1/06 -    2/1/05 -   2/1/04 -
                                          1/31/09      1/31/08     1/31/07     1/31/06    1/31/05
                                         ---------   ----------   ---------   ---------  ---------
Total return(1)                             (9.33)%        7.04%      9.61%      11.66%      3.90%

Net assets, end of year (000's)          $883,774    $1,043,373   $738,210    $471,815   $325,337

Ratios to average net assets:
   Expenses, before waivers and
      reimbursements (2)(3)                  0.88%         0.88%      0.92%       0.94%      1.05%
   Expenses, net of waivers and
      reimbursements (2)(3)                  0.88%         0.88%      0.92%       0.94%      1.00%
   Net investment loss, before waivers
      and reimbursements                    (0.63)%       (0.66)%    (0.65)%     (0.78)%    (0.95)%
   Net investment loss, net of waivers
      and reimbursements                    (0.63)%       (0.66)%    (0.65)%     (0.78)%    (0.90)%

Portfolio turnover rate                     12.24%        20.12%      6.13%       9.65%      4.06%

(1) Tax withholding on behalf of certain investors is treated as a reinvested distribution.

(2) Expense ratios do not reflect the Fund's proportionate share of expenses of the Portfolio Funds.

(3) The expense ratios do not include the Program fees charged separately to investors as described in Note 3 in the Notes to Financial Statements.

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                        Financial Highlights (concluded)

                                              AETOS CAPITAL OPPORTUNITIES FUND, LLC
                                         -----------------------------------------------

                                          2/1/08 -    2/1/07 -    2/1/06 -    5/27/05* -
                                          1/31/09     1/31/08     1/31/07      1/31/06
                                         ---------   ---------   ---------   -----------
Total return(1)                             (9.03)%     7.24%       2.41%       4.94%

Net assets, end of period (000's)        $147,753    $186,823    $139,909    $72,856

Ratios to average net assets:
   Expenses, before waivers and
      reimbursements (2)(4)                  0.99%       0.97%       1.05%      1.44%(3)
   Expenses, net of waivers and
      reimbursements (2)(4)                  0.99%       0.97%       1.04%      1.07%(3)
   Net investment loss, before waivers
      and reimbursements                    (0.46)%     (0.37)%     (0.57)%    (1.11)%(3)
   Net investment loss, net of waivers
      and reimbursements                    (0.46)%     (0.37)%     (0.56)%    (0.74)%(3)

Portfolio turnover rate (5)                  5.54%      24.25%      24.26%      0.00%

*    Commencement of operations.

(1) Total return for periods less than one year have not been annualized. Tax withholding on behalf of certain investors is treated as a reinvested distribution.

(2) Expense ratios do not reflect the Fund's proportionate share of expenses of the Portfolio Funds.

(3)  Annualized.

(4) The expense ratios do not include the Program fees charged separately to investors as described in Note 3 in the Notes to Financial Statements.

(5) Portfolio turnover rate for periods less than one year have not been annualized.

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          Notes to Financial Statements

                                January 31, 2009

1. ORGANIZATION

The Aetos Capital Multi-Strategy Arbitrage Fund, LLC, the Aetos Capital Distressed Investment Strategies Fund, LLC, the Aetos Capital Long/Short Strategies Fund, LLC, and the Aetos Capital Opportunities Fund, LLC (collectively the "Funds" and individually a "Fund") were formed in the state of Delaware as limited liability companies. The Funds are registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as closed-end, non-diversified, management investment companies. Each of the Funds is a fund-of-funds. The Funds seek capital appreciation by allocating their assets among a select group of private investment funds (commonly known as hedge funds) ("Portfolio Funds") that utilize a variety of alternative investment strategies specific for each Fund to produce an attractive absolute return on invested capital, largely independent of the various benchmarks associated with traditional asset classes. Aetos Alternatives Management, LLC serves as the Investment Manager to the Funds.

The Funds operate under a master fund/feeder fund structure. Feeder Funds invest substantially all of their investable assets in the Funds. As of January 31, 2009 the Feeder Funds' beneficial ownership of their corresponding Master Funds' members' capital are 73%, 76%, 76%, and 86% for the Aetos Capital Multi-Strategy Arbitrage Cayman Fund, Aetos Capital Distressed Investment Strategies Cayman Fund, Aetos Capital Long/Short Strategies Cayman Fund, and Aetos Capital Opportunities Cayman Fund, respectively.

The principal investment objective of each Fund is as follows:

Aetos Capital Multi-Strategy Arbitrage Fund, LLC seeks to produce an attractive absolute return on invested capital, largely independent of the various benchmarks associated with traditional asset classes, by allocating its assets among a select group of portfolio managers that utilize a variety of arbitrage strategies.

Aetos Capital Distressed Investment Strategies Fund, LLC seeks to produce an attractive absolute return on invested capital, largely independent of the various benchmarks associated with traditional asset classes, by allocating its assets among a select group of portfolio managers across a variety of distressed investment strategies.

Aetos Capital Long/Short Strategies Fund, LLC seeks to produce an attractive absolute return on invested capital, largely independent of the various benchmarks associated with traditional asset classes, by allocating its assets among a select group of portfolio managers across a variety of long/short strategies.

Aetos Capital Opportunities Fund, LLC (the "Opportunities Fund") seeks capital appreciation by investing its assets among a select group of alternative asset managers employing different absolute return investment strategies in pursuit of attractive risk-adjusted returns consistent with the preservation of capital.

The Funds may offer, from time to time, to repurchase outstanding members' interests ("Interests") pursuant to written tenders by members. Repurchase offers will be made at such times and on such terms as may be determined by the Funds' Board of Managers (the "Board") in its sole discretion. The Funds may offer to repurchase Interests four times each year, as of the last business day of March, June, September and December.

2. SIGNIFICANT ACCOUNTING POLICIES

The Funds' financial statements are prepared in conformity with accounting principles generally accepted in the United States of America. The following is a summary of the significant accounting policies followed by the Funds:

A. Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires the Investment Manager to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from these estimates.

B. Portfolio Valuation and Security Transactions

The net asset values of the Funds are determined as of the close of business at the end of each month in accordance with the valuation principles set forth below or as may be determined from time to time pursuant to policies established by the Board.

Investments in Portfolio Funds are presented in the accompanying financial statements at fair value, as determined by the Funds' Investment Manager under the general supervision of the Board. Such fair value generally represents a Fund's pro-rata interest in the net assets of a Portfolio Fund as provided by the Portfolio Funds. The Investment Manager considers information provided by the Portfolio Funds regarding the methods they use to value underlying investments in the Portfolio Funds and any restrictions on or illiquidity of the interests in the Portfolio Funds, in determining fair value.

Considerable judgment is required to interpret the factors used to develop estimates of fair value. Accordingly, the estimates may not be indicative of the amounts the Fund could realize in a current market exchange and the differences could be material to the financial statements. The use of different factors or estimation methodologies could have a significant effect on the estimated fair value.

B. Portfolio Valuation and Security Transactions (continued)

Statement of Financial Accounting Standards No. 157 "Fair Value Measurements" ("FAS 157") establishes a fair value hierarchy and specifies that a valuation technique used to measure fair value shall maximize the use of observable inputs and minimize the use of unobservable inputs. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy under FAS 157 are as follows:

     - Level 1 -- Inputs that reflect unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Funds have the ability to access at the measurement date;

     - Level 2 -- Inputs other than quoted prices that are observable for the asset or liability either directly or indirectly, including inputs in markets that are not considered to be active;

     -  Level 3 -- Inputs that are unobservable.

Inputs broadly refer to the assumptions that market participants use to make valuation decisions, including assumptions about risk. The Investment Manager generally uses the capital balance reported by a Portfolio Fund as the primary input to its valuation; however adjustments to the reported capital balance may be made based on various factors, including, but not limited to, the attributes of the interest in the Portfolio Fund held, including the rights and obligations, and any restrictions on or illiquidity of such interests, and the fair value of such Portfolio Fund's investment portfolio or other assets and liabilities.

An individual Portfolio Fund's level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement. Portfolio Funds classified within Level 3 consider several inputs and may include Level 1 or Level 2 inputs as components of the overall fair value measurement.

All of the Funds' investments in Portfolio Funds have been classified within Level 3, and the Funds generally do not hold any investments that could be classified as Level 1 or Level 2, as observable prices for investments in Portfolio Funds are typically not available.

B. Portfolio Valuation and Security Transactions (continued)

The following table presents information about the level within the fair valuation hierarchy at which the Funds' investments are measured as of January 31, 2009:

AETOS CAPITAL MULTI-STRATEGY ARBITRAGE FUND, LLC

                                 LEVEL 1   LEVEL 2      LEVEL 3         TOTAL
                                 -------   -------   ------------   ------------
Investments in Portfolio Funds     $--       $--     $311,411,619   $311,411,619
                                   ===       ===     ============   ============

AETOS CAPITAL DISTRESSED INVESTMENT STRATEGIES FUND, LLC

                                 LEVEL 1   LEVEL 2      LEVEL 3         TOTAL
                                 -------   -------   ------------   ------------
Investments in Portfolio Funds     $--       $--     $201,571,304   $201,571,304
                                   ===       ===     ============   ============

AETOS CAPITAL LONG/SHORT STRATEGIES FUND, LLC

                                 LEVEL 1   LEVEL 2      LEVEL 3         TOTAL
                                 -------   -------   ------------   ------------
Investments in Portfolio Funds     $--       $--     $619,393,827   $619,393,827
                                   ===       ===     ============   ============

AETOS CAPITAL OPPORTUNITIES FUND, LLC

                                 LEVEL 1   LEVEL 2      LEVEL 3         TOTAL
                                 -------   -------   ------------   ------------
Investments in Portfolio Funds     $--       $--      $92,107,880    $92,107,880
                                   ===       ===      ===========    ===========

The following is a reconciliation of the investments in which significant unobservable inputs (Level 3) were used in determining value:

                                                          AETOS CAPITAL
                                          AETOS CAPITAL     DISTRESSED    AETOS CAPITAL
                                         MULTI-STRATEGY     INVESTMENT      LONG/SHORT    AETOS CAPITAL
                                            ARBITRAGE       STRATEGIES      STRATEGIES    OPPORTUNITIES
                                            FUND, LLC       FUND, LLC       FUND, LLC       FUND, LLC
                                         --------------   -------------   -------------   -------------
Beginning Balance as of 1/31/08           $ 536,259,329    $151,547,464   $ 932,836,479    $146,506,648
Realized gain/(loss)                         17,381,577       3,374,415      27,893,467        (356,519)
Change in unrealized
appreciation/(depreciation)                (112,321,272)    (35,597,793)   (117,075,472)    (14,392,498)
Net purchase/sales                         (170,600,384)     82,247,218    (224,260,647)    (39,649,751)
Received from merger activity                40,692,369              --              --              --
Net transfers in and/or out of Level 3               --              --              --              --
                                          -------------    ------------   -------------    ------------
ENDING BALANCE AS OF 1/31/09              $ 311,411,619    $201,571,304   $ 619,393,827    $ 92,107,880
                                          =============    ============   =============    ============

B. Portfolio Valuation and Security Transactions (continued)

All net realized gains and losses and changes in unrealized appreciation and depreciation in the preceding table are included in the Statements of Operations. The changes in net unrealized depreciation of investments in Portfolio Funds held by the Funds at January 31, 2009 were as follows:

                                                   AETOS CAPITAL
                                  AETOS CAPITAL      DISTRESSED    AETOS CAPITAL
                                  MULTI-STRATEGY     INVESTMENT      LONG/SHORT    AETOS CAPITAL
                                 ARBITRAGE FUND,     STRATEGIES      STRATEGIES    OPPORTUNITIES
                                       LLC           FUND, LLC       FUND, LLC       FUND, LLC
                                 ---------------   -------------   -------------   -------------
Change in unrealized
appreciation/(depreciation)       $(82,340,456)     $(30,577,941)   $(46,901,601)   $(11,307,599)
                                  ============      ============    ============    ============

Realized gains and losses from Portfolio Fund transactions are calculated on the identified cost basis. Investments are recorded on the effective date of the subscription in the Portfolio Fund.

C. Fund Income and Expenses

Each Fund bears its own expenses including, but not limited to: any taxes; organizational expenses; offering costs; investment-related expenses incurred by the Funds (e.g., fees and expenses charged by the Portfolio Managers and Portfolio Funds, placement fees, professional fees, custody and administrative fees). Most expenses of the Funds can be directly attributed to a particular Fund. Expenses which cannot be directly attributed are apportioned among the Funds based upon relative net assets or on another reasonable basis.

Interest income is recorded on an accrual basis and consists of interest earned on cash and cash equivalents.

D. Income Taxes

Each Fund intends to continue to be treated as a partnership for Federal income tax purposes. Each Member is responsible for the tax liability or benefit relating to the Member's distributive share of taxable income or loss. Accordingly, no provision for Federal income taxes is reflected in the accompanying financial statements. The Funds withhold and pay taxes on U.S. source income and U.S. effectively connected income, if any, allocated from Portfolio Funds to the extent such income is not exempted from withholding under the Internal Revenue Code and Regulations thereunder. The actual amount of such taxes is not known until all Form K-1s from Portfolio Funds are received, usually in the following tax year. Prior to the final determination the amount of tax is estimated based on information available. The final tax could be different from the estimated tax and the difference could be significant.

D. Income Taxes (continued)

Such withholdings are listed as distributions in the Statements of Changes in Members' Capital, and are allocated to the individual Members' Capital accounts to which they apply.

E. Distribution Policy

The Funds have no present intention of making periodic distributions of their net investment income or capital gains, if any, to Members. The amount and frequency of distributions, if any, will be determined in the sole discretion of the Board.

F. Distributions from Portfolio Funds

Distributions from Portfolio Funds will be classified as investment income or realized gains in the Statements of Operations, or alternatively, as a decrease to the cost of the investments based on the U.S. income tax characteristics of the distribution if such information is available. In cases where the tax characteristics are not available, such distribution will be classified as investment income.

G. Cash and Cash Equivalents

Cash and cash equivalents is defined as cash on deposit at financial institutions, investments in money market funds, and highly liquid investments with original maturities of three months or less. Each Fund invests its cash in the SEI Daily Income Trust Government Fund, a money market fund managed by an affiliate of the Administrator. These holdings are included in the cash and cash equivalents balance on the Statements of Assets and Liabilities. The cost of the money market funds held at January 31, 2009 equals fair value.

3. INVESTMENT MANAGER FEE, RELATED PARTY TRANSACTIONS AND OTHER

The Funds pay the Investment Manager a monthly management fee (the "Management Fee") at the annual rate of 0.75% of the net asset value of each Fund as of the last day of the month (before any repurchases of Interests). The Investment Manager is responsible for providing day-to-day investment management services to the Funds, and for providing various administrative services to the Funds.

The Investment Manager contractually agreed to reimburse the Funds in order to limit the Funds' other expenses (defined as total operating expenses excluding the Management Fee) at 0.25% (0.35% in the case of the Opportunities Fund) of each Fund's average monthly net assets, at least until May 31, 2008. Effective June 1, 2008, the expense limitation for the Funds has been terminated.

The Investment Manager may also be paid a Program fee outside of the Funds for services rendered to investors. The Program fee is paid directly by the investors at an annual rate of up to 0.50% of an investor's assets in the Funds. The Investment Manager may also be paid an annual performance-based incentive fee outside of the Funds based on the return of an investor's account with the Investment Manager.

SEI Investments Global Funds Services (the "Administrator") provides certain administration, accounting and investor services for the Funds. In consideration for such services, each Fund pays the Administrator a monthly fee based on month-end net assets at an annual rate of 0.12% on the first $250 million of net assets, 0.10% on net assets between $250 million and $500 million and 0.08% on net assets over $500 million, and will reimburse the Administrator for certain out-of-pocket expenses.

SEI Private Trust Company acts as custodian (the "Custodian") for the Funds' assets. In consideration for such services, each Fund pays the Custodian a monthly fee, based on month-end net assets, at an annual rate of up to 0.01%. Each Fund also pays the Custodian $3,000 annually to act as qualified Custodian for its Cayman feeder fund.

Each Member of the Board who is not an "interested person" of the Funds as defined by the 1940 Act received an annual retainer of $32,000 and regular quarterly meeting fees of $3,250 per meeting (additional meeting fees are $500 per meeting). The Chairman of the audit committee received an additional annual retainer of $1,900. Any Manager who is an "interested person" does not receive any annual or other fee from the Funds. All Managers are reimbursed by the Funds for reasonable out-of-pocket expenses.

Net profits or net losses of the Funds for each fiscal period are allocated among and credited to or debited against the capital accounts of Members as of the last day of each fiscal period in accordance with each Member's respective investment percentage for each Fund. Net profits or net losses are measured as the net change in the value of the net assets of a Fund during a fiscal period, before giving effect to any repurchases of Interests in the Fund, and excluding the amount of any items to be allocated among the capital accounts of the Members of the Fund, other than in accordance with the Members' respective investment percentages.

4. FINANCIAL INSTRUMENTS WITH OFF-BALANCE SHEET RISK

In the normal course of business, the Portfolio Funds in which the Funds invest trade various financial instruments and enter into various investment activities with off-balance sheet risk. These include, but are not limited to, short selling activities, writing option contracts, and equity swaps. The Funds' risk of loss in these Portfolio Funds is limited to the value of these investments reported by the Portfolio Funds.

5. FUND MERGER

On November 1, 2008, Aetos Capital Market Neutral Strategies Fund, LLC was reorganized into Aetos Capital Multi-Strategy Arbitrage Fund, LLC. The value of the Aetos Capital Market Neutral Fund, LLC on November 1, 2008 was $46,535,603, which was comprised of $40,692,369 of an investment in a Portfolio Fund, $5,952,897 of cash, $682,234 of receivable for sale of investments, $9,688 of interest receivable, $546,873 of redemptions of interests payable, and $254,712 of expenses payable.

6. RISK FACTORS

Limitations on the Funds' ability to withdraw their assets from Portfolio Funds may limit the Funds' ability to repurchase their Interests. For example, many Portfolio Funds impose lock-up periods prior to allowing withdrawals, which can be two years or longer. After expiration of the lock-up period, withdrawals typically are permitted only on a limited basis, such as monthly, quarterly, semi-annually or annually. In instances where the primary source of funds to repurchase Interests will be withdrawals from Portfolio Funds, the application of these lock-ups and withdrawal limitations may significantly limit the Funds' ability to repurchase their Interests.

The Fund invests primarily in Portfolio Funds that are not registered under the 1940 Act and invest in and actively trade securities and other financial instruments using different strategies and investment techniques that may involve significant risks. Such risks include those related to the volatility of the equity, credit, and currency markets, the use of leverage associated with certain fixed income strategies, derivative contracts and in connection with short positions, the potential illiquidity of certain instruments and counterparty and broker arrangements.

The Portfolio Funds may invest a higher percentage of their assets in specific sectors of the market in order to achieve a potentially greater investment return. As a result, the Portfolio Funds may be more susceptible to economic, political and regulatory developments in a particular sector of the market, positive or negative, and may experience increased volatility of the Portfolio Fund's net asset value.

The Portfolio Funds may invest in securities of foreign companies that involve special risks and considerations not typically associated with investments in the United States of America, due to concentrated investments in a limited number of countries or regions, which may vary throughout the year depending on the Portfolio Fund. Such concentrations may subject the Portfolio Funds to additional risks resulting from political or economic conditions in such countries or regions and the possible imposition of adverse governmental laws or currency exchange restrictions could cause the securities and their markets to be less liquid and their prices to be more volatile than those of comparable U.S. securities.

The Funds invest in a limited number of Portfolio Funds. Such concentration may result in additional risk. Various risks are also associated with an investment in the Funds, including risks relating to the multi-manager structure of the Fund, risks relating to compensation arrangements and risks related to limited liquidity of the Interests.

In the normal course of business, the Funds enter into contracts that contain a variety of representations which provide general indemnifications. Each Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against each Fund that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

7. INVESTMENT TRANSACTIONS

For the year ended January 31, 2009, purchases and sales of investments were as follows:

FUND                                                         PURCHASES       SALES
----                                                       ------------   ------------
Aetos Capital Multi-Strategy Arbitrage Fund, LLC           $ 24,355,466   $194,955,850
Aetos Capital Distressed Investment Strategies Fund, LLC    105,000,000     22,752,782
Aetos Capital Long/Short Strategies Fund, LLC               106,346,837    330,607,484
Aetos Capital Opportunities Fund, LLC                         7,210,444     46,860,195

8. INVESTMENTS

As of January 31, 2009, collectively the Funds had investments in forty-two Portfolio Funds, none of which were related parties. The following table lists the Funds' investments in Portfolio Funds as of January 31, 2009. The agreements related to investments in Portfolio Funds provide for compensation to the general partners/managers in the form of management fees of 1.0% to 2.0% (per annum) of the net assets and incentive fees or allocations of 10% to 20% of net profits earned. The Portfolio Funds provide for periodic redemptions, with lock-up provisions ranging from 3 months to 3 years from initial investment. The liquidity provisions shown in the table apply after any applicable lock-up provisions.

AETOS CAPITAL MULTI-STRATEGY ARBITRAGE FUND, LLC

                                                                              FAIR VALUE    % OF MEMBERS'
PORTFOLIO FUND NAME                                    STRATEGY                1/31/2009       CAPITAL       LIQUIDITY*
-------------------                         ------------------------------   ------------   -------------   -----------
Davidson Kempner Partners                   Multi-Strategy/Event Arbitrage   $ 47,929,224       12.33%        Annual
Farallon Capital Offshore Investors, Inc.   Multi-Strategy/Event Arbitrage     39,039,000       10.04         Annual
FFIP, L.P.                                      Fixed Income Arbitrage         47,076,026       12.11         Annual
GMO Mean Reversion Fund                     Quantitative Asset Allocation      40,654,103       10.46         Monthly
HBK Fund L.P.                               Multi-Strategy/Event Arbitrage     23,201,544        5.97       Quarterly**
Ishin Fund, LLC                                 Convertible Arbitrage          26,674,325        6.86        Quarterly
Lazard Emerging Income, L.P.                    Fixed Income Arbitrage         12,945,957        3.33         Monthly
Oceanwood Global
   Opportunities Fund L.P.                  Multi-Strategy/Event Arbitrage     43,248,040       11.13         Annual
Parsec Trading Corp.                            Fixed Income Arbitrage         25,442,194        6.55         Monthly
Pequot Short Credit Fund, L.P.                    Credit Strategies             3,409,105        0.88        Quarterly
Sowood Alpha Fund, L.P.                     Multi-Strategy/Event Arbitrage      1,792,101        0.46         Annual
                                                                             ------------       -----
                                                                             $311,411,619       80.12%
                                                                             ------------       -----

AETOS CAPITAL DISTRESSED INVESTMENT STRATEGIES FUND, LLC

                                                                              FAIR VALUE    % OF MEMBERS'
PORTFOLIO FUND NAME                                    STRATEGY                1/31/2009       CAPITAL       LIQUIDITY*
-------------------                         ------------------------------   ------------   -------------   -----------
Anchorage Capital Partners, L.P.                Distressed Investments       $ 26,527,332        7.50%        Annual
Aurelius Capital Partners, L.P.                 Distressed Investments         55,634,324       15.73       Semi-Annual
King Street Capital, L.P.                       Distressed Investments         63,272,647       17.89        Quarterly
One East Partners, L.P.                         Distressed Investments          5,032,159        1.42        Quarterly
Silver Point Capital Fund, L.P.                 Distressed Investments         41,719,049       11.80         Annual
Watershed Capital Partners, L.P.                Distressed Investments          9,385,793        2.65        Quarterly
                                                                             ------------       -----
                                                                             $201,571,304       56.99%
                                                                             ------------       -----

*The liquidity of the Portfolio Funds may be further restricted due to withdrawal limitations.

**Portfolio Fund has established restrictions on the ability to fully receive proceeds from redemptions through the application of a redemption restriction or "gate."

AETOS CAPITAL LONG/SHORT STRATEGIES FUND, LLC


                                                                              FAIR VALUE    % OF MEMBERS'
PORTFOLIO FUND NAME                                   STRATEGY                 1/31/2009       CAPITAL       LIQUIDITY*
-------------------                         ------------------------------   ------------   -------------   -----------
Bay Pond Partners, L.P.                     Long/Short Equity Investments    $ 41,260,486        4.67%      Semi-Annual
Bay Resource Partners, L.P.                 Long/Short Equity Investments      29,160,000        3.30         Annual
Bay II Resource Partners, L.P.              Long/Short Equity Investments       9,581,000        1.08        Quarterly
Bravura 99 Fund, L.P.                       Long/Short Equity Investments      33,073,017        3.74         Monthly
Cadian Fund LP                              Long/Short Equity Investments      41,442,853        4.69        Quarterly
Cadmus Capital Partners (QP), L.P.          Long/Short Equity Investments       2,374,811        0.27        Quarterly
Cantillon World, L.P.                       Long/Short Equity Investments      75,685,491        8.56        Quarterly
Conatus Capital Partners LP                 Long/Short Equity Investments      14,439,800        1.63        Quarterly
Copper River Partners, L.P.                   Short Equity Investments          9,478,477        1.07         Annual
The Elkhorn Fund, LLC                       Long/Short Equity Investments      58,762,461        6.65         Monthly
Highside Capital Partners, L.P.             Long/Short Equity Investments      41,627,787        4.71         Annual
Icarus Qualified Partners, L.P.               Short Equity Investments         53,069,105        6.01         Annual
Joho Partners, L.P.                         Long/Short Equity Investments      10,131,041        1.15       Semi-Annual
Millgate Partners II, L.P.                  Long/Short Equity Investments      23,500,546        2.66        Quarterly
North River Partners, L.P.                  Long/Short Equity Investments      56,074,858        6.35        Quarterly
ValueAct Capital Partners III, L.P.         Long/Short Equity Investments      22,567,250        2.55         Annual
Viking Global Equities, L.P.                Long/Short Equity Investments      80,408,069        9.10         Annual
Woodbourne Daybreak Global Fund L.P.        Long/Short Equity Investments      16,756,775        1.90        Quarterly
                                                                             ------------       -----
                                                                             $619,393,827       70.09%
                                                                             ------------       -----

AETOS CAPITAL OPPORTUNITIES FUND, LLC

                                                                              FAIR VALUE    % OF MEMBERS'
PORTFOLIO FUND NAME                                   STRATEGY                 1/31/2009       CAPITAL       LIQUIDITY*
-------------------                         ------------------------------   ------------   -------------   -----------
Davidson Kempner Healthcare Fund L.P.       Long/Short Equity Investments     $   943,679        0.64%      Semi-Annual
GMO U.S. Tactical Opportunities
   Fund (Onshore), L.P.                     Long/Short Equity Investments      31,089,255       21.04         Monthly
Joho Partners, L.P.                         Long/Short Equity Investments      24,502,689       16.58       Semi-Annual
Pequot Short Credit Fund, L.P.                      Credit Related              1,850,706        1.25         Monthly
Samlyn Partners, L.P.                       Long/Short Equity Investments       7,260,149        4.92       Semi-Annual
Sansar Capital, L.P.                        Long/Short Equity Investments       7,796,673        5.28        Quarterly
Sansar Capital Holdings, Ltd.               Long/Short Equity Investments         208,262        0.14         Annual
Sheffield Institutional Partners, L.P.               Event-Driven               5,900,632        3.99         Annual
Spindrift Partners, L.P.                             Real Assets               12,555,835        8.50       Semi-Annual
                                                                              -----------       -----
                                                                              $92,107,880       62.34%
                                                                              -----------       -----

*The liquidity of the Portfolio Funds may be further restricted due to withdrawal limitations.

                   Notes to Financial Statements (concluded)

9. SUBSEQUENT EVENTS

Through March 1, 2009, the Funds received the following contributions:

FUND                                                        AMOUNT
----                                                       --------
Aetos Capital Multi-Strategy Arbitrage Fund, LLC           $ 52,158
Aetos Capital Distressed Investment Strategies Fund, LLC     68,330
Aetos Capital Long/Short Strategies Fund, LLC               173,330
Aetos Capital Opportunities Fund, LLC                        37,158

and paid no redemptions.

The following table summarizes the redemption requests received by the Funds as of January 31, 2009:

                                                           NUMBER OF   ESTIMATED REDEMPTION   % OF MEMBERS'
FUND                                                       INVESTORS   AMOUNT AS OF 1/31/09      CAPITAL
----                                                       ---------   --------------------   -------------
Aetos Capital Multi-Strategy Arbitrage Fund, LLC               21           $47,954,388            12%
Aetos Capital Distressed Investment Strategies Fund, LLC       21            33,319,968             9%
Aetos Capital Long/Short Strategies Fund, LLC                  23            89,447,441            10%
Aetos Capital Opportunities Fund, LLC                          12            19,756,183            13%

10. COMMITMENTS

At January 31, 2009, the Funds had made no commitments to purchase underlying funds.

At January 31, 2009, the Funds had submitted redemption requests from the underlying funds as follows:

FUND                                                          AMOUNT
----                                                       -----------
Aetos Capital Multi-Strategy Arbitrage Fund, LLC
   HBK Fund L.P.                                           $23,201,544
                                                           -----------
                                                            23,201,544
                                                           -----------

Aetos Capital Distressed Investment Strategies Fund, LLC
   One East Partners, L.P.                                   5,032,159
                                                           -----------
                                                             5,032,159
                                                           -----------

Aetos Capital Long/Short Strategies Fund, LLC                       --

Aetos Capital Opportunities Fund, LLC
   Sansar Capital, L.P.                                      2,744,572
                                                           -----------
                                                             2,744,572
                                                           -----------

                 Managers and Officers of the Funds (unaudited)

                                                                                                             NUMBER OF FUNDS IN
                         POSITION(S)    LENGTH OF     PRINCIPAL OCCUPATION(S) DURING THE PAST 5               THE FUND COMPLEX
NAME, ADDRESS(1),         HELD WITH        TIME      YEARS/OTHER DIRECTORSHIPS(3) HELD BY BOARD                  OVERSEEN BY
       AGE                 FUNDS        SERVED(2)                      MEMBER                                    MANAGER(4)
-----------------      --------------   ---------   --------------------------------------------             ------------------
INDEPENDENT
MANAGERS:
---------
                                                    Principal, Lindsey Criswell LLC, July 2008-Present;
                                                    Principal, Vanguard, January 2008-June 2008;
Ellen Harvey                              Since     Senior Vice President, Mercantile Bankshares,
54                         Manager         2002     February 2003-Present.                                            4

                                                    Managing Director and Consultant, Promontory
                                                    Financial Group, March 2005-Present; Chairman,
Pierre de Saint                                     Atlantic Whitehall Funds, January 2004-Present;
    Phalle                                Since     Managing Director and Chief Legal Officer, iFormation
60                         Manager         2002     Group, November 2000-November 2003.                               4

Warren J. Olsen                           Since     Chairman and Chief Investment Officer, First
52                         Manager         2003     Western Investment Management, September 2002-Present.            4

INTERESTED MANAGERS:
--------------------
                                                    Co-President, Aetos Alternatives Management and
Michael Klein(5)         Manager and      Since     Managing Director, Aetos Capital, LLC, March 2000-
50                        President        2003     Present.                                                          4

OFFICERS:
---------
                            Chief                   Co-President, Aetos Alternatives Management
Anne Casscells            Investment      Since     and Managing Director, Aetos Capital, LLC,
50                         Officer         2002     October 2001-Present.                                            N/A

                                                    Director, Aetos Capital, LLC, August 2004-
Scott Sawyer                              Since     Present; Client Portfolio Manager, GE Asset
40                        Treasurer        2004     Management, 2002-July 2004.                                      N/A

Harold J. Schaaff      Vice President     Since     General Counsel and Managing Director, Aetos
48                      and Secretary      2001     Capital, LLC, March 2001-Present.                                N/A

(1) Each Manager can be contacted by writing to Aetos Capital, LLC 875 Third Avenue, New York, NY 10022.

(2) Each Manager holds office until the next meeting of shareholders at which Managers are elected following his or her election or appointment and until his successor has been elected and qualified.

(3) Directorships of companies required to report to the Securities and Exchange Commission under the Securities Exchange Act of 1934 (i.e., "public companies") or other investment companies registered under the 1940 Act.

(4) The "Fund Complex" consists of all registered investment companies for which Aetos Alternatives Management, LLC or any of its affiliates serves as investment adviser.

(5) Mr. Klein is considered to be an "interested person" of the Fund as defined in the 1940 Act because he is a Managing Director of Aetos Capital, LLC.

     For more information regarding the Managers and Officers, please refer to the Statement of Additional Information.

                           Shareholder Voting Results

                                January 31, 2009
                                   (Unaudited)

At a special meeting held on October 10, 2008, investors were asked to consider the merger of Aetos Capital Multi-Strategy Arbitrage Fund, LLC and Aetos Capital Market Neutral Strategies Fund, LLC. The merger was approved as summarized in the following table:

                                                      AMOUNT OF                          % OF
                                                   INTERESTS AS OF   % OF INTERESTS   INTERESTS
                                                       08/31/08        OUTSTANDING      VOTED
                                                   ---------------   --------------   ---------
Aetos Capital Multi-Strategy Arbitrage Fund, LLC
   Affirmative                                       292,523,061         60.52%        100.00%
   Against                                                    --          0.00%          0.00%
      Total                                          292,523,061         60.52%        100.00%

ITEM 2.    CODE OF ETHICS.

The registrant has adopted a code of ethics that applies to the registrant's President and Treasurer. The registrant has not made any amendments to its code of ethics during the covered period. The registrant has not granted any waivers from any provisions of the code of ethics during the covered period.

ITEM 3.    AUDIT COMMITTEE FINANCIAL EXPERT.

(a)(1) The registrant's Board of Managers has determined that the registrant has at least one audit committee financial expert serving on the audit committee.

(a)(2) The audit committee financial expert is Warren J. Olsen. Mr. Olsen is independent as defined in Form N-CSR Item 3(a)(2).

ITEM 4.    PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Fees billed by PricewaterhouseCoopers ("PwC") Related to the Fund.

PwC billed the Fund aggregate fees for services rendered to the Trust for the last two fiscal years as follows:


                                       FISCAL 2009                                           FISCAL 2008

                                       All fees and     All other fees                       All fees and     All other fees
                                       services to     and services to                       services to     and services to
                     All fees and        service           service         All fees and        service           service
                   services to the   affiliates that   affiliates that   services to the   affiliates that   affiliates that
                    Fund that were         were        did not require   Trust that were         were        did not require
                     pre-approved      pre-approved      pre-approval      pre-approved      pre-approved      pre-approval
(a)      Audit
         Fees(1)       $39,326             $0                $0             $42,200               $0                $0

(b)      Audit-
         Related          $0               $0                $0                $0                 $0                $0
         Fees

(c)      Tax
         Fees(2)       $250,662            $0                $0             $91,320               $0                $0

(d)      All
         Other            $0               $0                $0                $0                 $0                $0
         Fees

    Notes:
   (1) Audit fees include amounts related to the audit of the registrant's annual financial statements and services normally provided by the accountant in connection with statutory and regulatory filings.
   (2)   Tax fees relate to preparation of federal and state tax returns.

(e)(1) The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre-approve all audit and non-audit services (including tax services) to be provided to the Fund and all non-auditing services to be provided to the Fund's investment adviser (or any affiliate thereof that provides ongoing services to the Fund) if such services relate directly to operations and financial reporting of the Fund.

(e)(2) Percentage of fees billed applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows:

                                       FISCAL 2009       FISCAL 2008
                                       -----------       -----------
              Audit-Related Fees            0%               0%
              Tax Fees                      0%               0%
              All Other Fees                0%               0%


(f)      Not applicable.

(g) The aggregate non-audit fees and services billed by PwC for the last two fiscal years were $0 and $0 for Fiscal 2009 and Fiscal 2008, respectively.

(h) During the past fiscal year no non-audit services were provided by the registrant's principal accountant to either the registrant's investment adviser or to any entity controlling, controlled by, or under common control with the registrant's investment adviser that provides ongoing services to the registrant.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.  SCHEDULE OF INVESTMENTS

Included as part of the report to shareholders filed under Item 1 of this Form.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

                       AETOS ALTERNATIVES MANAGEMENT, LLC
                               PROXY VOTING POLICY

I.       INTRODUCTION

         This policy sets forth Aetos Alternatives Management, LLC ("AAM") policies and procedures for voting proxies with respect to portfolio securities held in the accounts for which AAM provides discretionary investment management services and for which AAM has the explicit authority to vote their proxies. The policy will be reviewed and, if necessary, updated periodically to address new or revised proxy voting issues as they arise.

         As an investment manager for various clients, including clients governed by the Employee Retirement Income Security Act of 1974, as amended ("ERISA"), AAM may vote proxies as part of its authority to manage, acquire and dispose of client account assets, unless the "named fiduciary" for an ERISA account has explicitly reserved the authority for itself, or in the case of an account not governed by ERISA, the client investment management agreement does not provide that AAM will vote proxies. When voting proxies for client accounts, AAM will make voting decisions solely in the best interests of its clients and its ERISA plan clients and beneficiaries and participants, considering all relevant factors and without undue influence from individuals or groups who may have an economic interest in the outcome of a proxy vote. In fulfilling its obligations to its clients, AAM will act in a manner it deems prudent and diligent and which is intended to enhance the economic value of the underlying portfolio securities held in its clients' accounts.

II.      ROUTINE CORPORATE MATTERS

         AAM will generally, although not always, vote in support of management on matters which are common management-sponsored initiatives, provided that, in AAM's opinion, approval of such initiatives will not detract from the economic value of the company's securities held in AAM client accounts. These matters are set out below:

         (i)      Appointment or election of auditors;
         (ii)     Routine elections or re-elections of directors;
         (iii)    Director's liability and indemnification;
         (iv)     General updating/corrective amendments to charter;
         (v)      Name changes;
         (vi)     Elimination of cumulative voting; and
         (vii)    Elimination of preemptive rights.

III.     ISSUES HAVING THE POTENTIAL FOR MAJOR ECONOMIC IMPACT

         A. AAM will generally, although not always, vote in support of management initiatives which may have a substantive financial or best interest impact, provided that, in AAM's opinion, approval of such initiatives will not detract from the economic value of the company's securities held in AAM client accounts. These matters are set out below:

                  (i) Capitalization changes which eliminate other classes of stock and voting rights;
                  (ii) Changes in capitalization authorization for stock splits, stock dividends, and other specified needs which are no more than 50% of the existing authorization;
                  (iii) Stock purchase plans with an exercise price of not less than 85% of fair market value;
                  (iv) Stock option plans that are incentive based and not excessive;
                  (v) Other stock-based plans which are appropriately structured;
                  (vi)    Reductions in supermajority vote requirements; and
                  (vii)   Adoption of anti-greenmail provisions.

         B. AAM will generally not vote in support of management on certain issues which have a potential substantive financial or best interest impact when AAM believes that approval of the proposal may negatively impact the economic value of the company's securities held in AAM client accounts. These matters are set out below:

                  (i) Capitalization changes which add classes of stock which are blank check in nature or that dilute the voting interests of existing shareholders;
                  (ii) Changes in capitalization authorization where management does not offer an appropriate rationale or that are contrary to the best interest of existing shareholders;
                  (iii) Anti-takeover and related provisions which serve to prevent the majority of shareholders from exercising their rights or effectively deter appropriate tender offers and other offers;
                  (iv) Amendments to by-laws which would require supermajority shareholder votes to pass or repeal certain provisions;
                  (v)     Classified boards of directors;
                  (vi) Reincorporation into a state which has more stringent anti-takeover and related provisions;

                  (vii) Shareholder rights plans which allow appropriate offers to shareholders to be blocked by the board or trigger provisions which prevent legitimate offers from proceeding;
                  (viii) Excessive compensation or non-salary compensation related proposals;
                  (ix) Change-in-control provisions in non-salary compensation plans, employment contracts and severance agreements that benefit management and would be costly to shareholders if triggered; and
                  (x) "Other business as properly comes before the meeting" proposals which give a blank check to those acting as proxy.

IV.      SOCIAL AND CORPORATE RESPONSIBILITY ISSUES

         AAM, believing that management's job is to handle ordinary business matters, and not wanting to arbitrarily impose a judgment on such matters, usually votes with management on these proposals. Third party analyses of these issues are taken into account. If an issue will, in our view negatively impact the investment merits of a company, we will oppose it.

V.       CONFLICT OF INTERESTS

         Situations may arise where there are material conflicts between AAM's interest and those of its advisory clients. AAM may resolve potential conflicts by using any of the following methods: (1) adopting a policy of disclosing the conflict to clients and obtaining their consent before voting: (2) basing the proxy vote on pre-determined voting guidelines if the application of the guidelines to the matter do not involve the exercise of discretion on the part of AAM; or (3) using the recommendations of an independent third party.

VI.      PROXY VOTING RECORD RETENTION

         AAM retains the following records: (1) proxy voting policies and procedures; (2) proxy statements; (3) records of votes cast on behalf of clients; (4) records of clients' requests for proxy voting information; and (5) any documents prepared by or on behalf of AAM that were material in making decisions on how to vote. AAM retains the above-mentioned records for a minimum of five years.

VII.     PROXY ADMINISTRATION

         AAM's internal Proxy Committee (the "Committee") develops the firm's positions on all major corporate issues, creates guidelines, and oversees the voting process. The Committee, comprised of the Chief Investment Officer, Chief Operating Officer, and General Counsel, analyzes types of proposals based on whether they would adversely affect shareholder's interests and make a company less attractive to own. In evaluating proxy proposals each year, the Committee relies upon our own knowledge of each company and its management, independent research provided by third parties, and information presented by company managements and shareholder groups.

         Once the Committee establishes its recommendations, they are distributed to AAM's Portfolio Management Group as voting guidelines. Ultimately, the investment professional primarily accountable for a portfolio is responsible for votes on companies in that portfolio. Most vote consistent with AAM's guidelines. Occasionally, some will take an independent view on certain issues and vote differently. When an investment professional casts votes which are counter to the Committee's guidelines, they are required to document their reasons in writing for the Committee. Annually, the Board of Managers of the AAM Funds will review AAM's proxy voting process, policies, and voting records.

ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

(a)(1)


INVESTMENT MANAGEMENT TEAM

NAME & TITLE (YEARS OF SERVICE)
Anne Casscells                                                     Co-President and Chief Investment Officer,
Managing Director and Chief Investment Officer, Aetos              Aetos Alternatives Management, LLC and
Alternatives Management, LLC (7)                                   Managing Director, Aetos Capital, LLC,
                                                                   October 2001- Present.

James Gibbons                                                      Managing Director and Portfolio Manager,
Managing Director and Portfolio Manager, Aetos Alternatives        Aetos Alternatives Alternatives Management LLC,
Management, LLC (7)                                                July 2002 - Present.

Michael Klein                                                      Co-President , Aetos Alternatives Management,
Managing Director, Aetos Alternatives Management, LLC (7)          LLC and Managing Director, Aetos Capital, LLC,
                                                                   March 2000-Present.


(a)(2)(i), (ii), (iii)

The following tables show information regarding accounts (other than the Fund) managed by each named portfolio manager as of January 31, 2009.

                                                                                                Total Assets in
                                                                               Number of        Accounts where
                                                                             Accounts where     Advisory Firm's
                                                                            Advisory Firm's     Fee is Based on
            Anne Casscells                             Total Assets in      Fee is Based on         Account
            James Gibbons                Number of         Accounts             Account           Performance
            Michael Klein                Accounts        ($ million)          Performance         ($ million)
Registered Investment Companies            None              N/A                  N/A                 N/A
Other Pooled Investment Vehicles           None              N/A                  N/A                 N/A
Other Accounts                               8              $2,174                 5                $1,527


(a)(2)(iv)

MATERIAL CONFLICTS OF INTEREST

The Investment Manager manages multiple accounts for multiple clients. In addition to the Funds, these other accounts may include separate accounts, collective trusts, or offshore funds. The Investment Manager manages potential conflicts between funds or with other types of accounts through allocation policies and procedures, internal review processes, and oversight by directors and independent third parties. The Investment Manager has developed trade allocation procedures and controls to ensure that no one client, regardless of type, is intentionally favored at the expense of another. Allocation policies are designed to address potential conflicts in situations where two or more funds or accounts participate in investment decisions involving the same securities.

(a)(3)

DESCRIPTION OF COMPENSATION

Professionals employed by the Investment Manager are subject to a compensation structure that includes base salary and a discretionary bonus. Bonuses are variable and depend on many factors, including firm, business unit and individual performance relative to established benchmarks and criteria. Individuals that consistently exceed performance objectives are eligible for promotions and/or equity participation in the firm. Officers are also eligible to share in the net profits of the business under a profit participation plan. Participation amounts are determined on the basis of performance and contribution. In addition, all managing directors of the Investment Manager have a common equity membership in Aetos Capital, LLC.

(a)(4)

OWNERSHIP OF SECURITIES

As of January 31, 2009 the portfolio managers owned Interests of the Fund as follows:

    Anne Casscells             $100,001-500,000
    James Gibbons              $100,001-500,000
    Michael Klein               $10,001-50,000

(b)      Not applicable

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable as Interests of the Fund are not registered pursuant to Section 12 of the Exchange Act.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant's board of directors since the registrant's last proxy solicitation.

ITEM 11. CONTROLS AND PROCEDURES.

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEMS 12.  EXHIBITS.

(a)(1)   Code of Ethics attached hereto.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(b)) also accompany this filing as an Exhibit.

--------------------------------------------------------------------------------

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant)                    Aetos Capital Multi-Strategy Arbitrage Fund, LLC


By (Signature and Title)*       /s/ Michael F. Klein
                                -----------------------------------
                                Michael F. Klein, President

Date: 4/08/09


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*       /s/ Michael F. Klein
                                -----------------------------------
                                Michael F. Klein, President

Date: 4/08/09


By (Signature and Title)*       /s/ Scott D. Sawyer
                                -----------------------------------
                                Scott D. Sawyer, Treasurer

Date: 4/08/09

* Print the name and title of each signing officer under his or her signature.